Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Net Loss Per Share
27.	Net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Years ended December 31,
	2020	2019
	$	$
Net loss	(5,118)	(6,042)
Basic weighted average number of shares outstanding	41,083,163	17,494,472
Diluted weighted average number of shares outstanding	41,083,163	17,494,472
Items excluded from the calculation of diluted net loss per share because the exercise price was greater than the average market price of the common shares or due to their anti-dilutive effect
Stock options and DSUs	679,400	953,557
Warrants	44,901,366	6,629,144

Net loss per share is calculated by dividing net loss by the weighted average number of shares outstanding during the relevant period. Diluted weighted average number of shares reflects the dilutive effect of equity instruments, such as any “in the money” stock options, DSUs and warrants. In periods with reported net losses, all stock options and warrants are deemed anti-dilutive such that basic net loss per share and diluted net loss per share are equal, and thus “in the money” stock options and warrants have not been included in the computation of net loss per share because to do so would be anti-dilutive.